Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	May 31, 2016	Jun. 30, 2016	Jul. 31, 2016	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2017	May 31, 2026	May 31, 2017	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026
C000016782
Account Value [Line Items]
Accumulated Value	$ 9,425	$ 9,353	$ 9,928	$ 9,550	$ 9,617	$ 8,825	$ 9,000	$ 8,990	$ 9,312	$ 9,915	$ 9,866	$ 10,069		$ 10,049	$ 10,483	$ 10,512	$ 10,709	$ 10,772	$ 10,546	$ 10,780	$ 10,699	$ 11,378	$ 10,827	$ 10,638	$ 10,680	$ 10,954	$ 11,152	$ 11,746	$ 12,222	$ 12,444	$ 11,494	$ 12,106	$ 11,051	$ 11,733	$ 11,981	$ 12,055	$ 11,631	$ 11,417	$ 12,269	$ 12,222	$ 12,123	$ 11,886	$ 12,459	$ 13,060	$ 13,475	$ 13,148	$ 12,352	$ 11,845	$ 13,347	$ 14,005	$ 13,873	$ 14,410	$ 14,677	$ 14,595	$ 14,016	$ 14,951	$ 15,516	$ 15,512	$ 15,173	$ 15,355	$ 16,024	$ 16,003	$ 16,478	$ 17,086	$ 17,486	$ 16,565	$ 17,366	$ 16,553	$ 17,850	$ 16,263	$ 16,172	$ 16,945	$ 15,958	$ 15,944	$ 15,648	$ 16,126	$ 15,335	$ 14,861	$ 16,071	$ 16,822	$ 16,522	$ 16,383	$ 15,676	$ 16,124	$ 16,661	$ 16,101	$ 16,790	$ 16,850	$ 16,758	$ 16,212	$ 15,648	$ 16,624	$ 17,373	$ 17,848	$ 18,343	$ 18,711	$ 18,000	$ 18,534	$ 18,995	$ 19,342	$ 20,430	$ 19,862	$ 19,048	$ 19,191	$ 17,954	$ 19,215	$ 19,314	$ 18,700	$ 18,171	$ 17,276	$ 17,642	$ 17,128	$ 17,969	$ 18,161	$ 18,898	$ 20,564	$ 20,161	$ 20,119	$ 20,516	$ 18,782	$ 18,589	$ 18,944
C000016785
Account Value [Line Items]
Accumulated Value	10,000	9,917	10,522	10,116	10,181	9,333	9,514	9,496	9,833	10,462	10,406	10,612		10,582	11,035	11,058	11,256	11,316	11,073	11,312	11,220	11,923	11,342	11,135	11,175	11,456	11,655	12,269	12,756	12,980	11,980	12,606	11,498	12,204	12,452	12,523	12,078	11,849	12,728	12,668	12,560	12,307	12,888	13,501	13,923	13,580	12,749	12,218	13,757	14,427	14,282	14,824	15,092	14,995	14,389	15,344	15,913	15,894	15,544	15,716	16,391	16,360	16,833	17,446	17,845	16,894	17,698	16,857	18,170	16,541	16,442	17,214	16,201	16,180	15,875	16,343	15,528	15,039	16,258	17,008	16,689	16,544	15,819	16,261	16,790	16,218	16,899	16,950	16,848	16,290	15,711	16,682	17,421	17,890	18,375	18,724	18,009	18,526	18,979	19,312	20,385	19,805	18,986	19,114	17,870	19,115	19,196	18,577	18,039	17,147	17,492	16,970	17,798	17,974	18,689	20,329	19,922	19,860	20,247	18,525	18,314	18,657
C000016786
Account Value [Line Items]
Accumulated Value	10,000	9,928	10,540	10,141	10,216	9,374	9,562	9,554	9,901	10,542	10,494	10,710		10,690	11,158	11,189	11,400	11,471	11,235	11,482	11,402	12,127	11,541	11,338	11,390	11,687	11,899	12,536	13,046	13,288	12,275	12,930	11,803	12,533	12,802	12,886	12,439	12,210	13,124	13,074	12,977	12,724	13,340	13,985	14,436	14,088	13,240	12,696	14,310	15,017	14,880	15,461	15,750	15,665	15,047	16,057	16,664	16,664	16,304	16,498	17,223	17,206	17,716	18,376	18,810	17,826	18,692	17,818	19,221	17,516	17,418	18,255	17,197	17,188	16,874	17,387	16,537	16,032	17,343	18,158	17,833	17,689	16,932	17,418	18,004	17,400	18,148	18,220	18,126	17,535	16,927	17,991	18,803	19,325	19,866	20,264	19,500	20,084	20,592	20,967	22,153	21,541	20,668	20,829	19,485	20,863	20,968	20,311	19,739	18,774	19,173	18,621	19,543	19,754	20,560	22,375	21,945	21,904	22,339	20,459	20,252	20,641
C000016787
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	992,792	1,053,924	1,014,148	1,021,623	937,533	956,220	955,597	990,156	1,054,064	1,049,401	1,070,795		1,069,149	1,115,503	1,118,794	1,139,914	1,147,045	1,123,183	1,148,142	1,140,035	1,212,599	1,154,024	1,133,916	1,138,870	1,168,595	1,190,160	1,253,981	1,304,979	1,329,167	1,227,753	1,293,322	1,180,687	1,254,038	1,280,740	1,288,783	1,244,065	1,221,223	1,312,911	1,307,764	1,297,791	1,272,697	1,334,466	1,399,130	1,443,936	1,409,363	1,324,343	1,270,014	1,431,588	1,502,145	1,488,386	1,546,595	1,575,523	1,567,057	1,505,320	1,606,215	1,666,897	1,666,897	1,631,162	1,650,759	1,722,999	1,721,077	1,772,567	1,838,275	1,881,696	1,783,327	1,869,784	1,782,558	1,922,855	1,752,120	1,742,495	1,826,189	1,720,317	1,719,480	1,688,095	1,739,566	1,654,199	1,603,565	1,734,963	1,816,564	1,784,139	1,769,676	1,693,954	1,742,875	1,801,156	1,740,323	1,815,194	1,822,426	1,813,067	1,754,361	1,693,529	1,799,879	1,881,227	1,933,496	1,987,552	2,027,758	1,951,366	2,009,889	2,060,371	2,098,344	2,216,730	2,155,526	2,067,965	2,084,048	1,950,034	2,087,385	2,098,681	2,032,264	1,975,335	1,879,099	1,918,858	1,863,737	1,955,907	1,977,142	2,057,566	2,239,647	2,196,705	2,192,442	2,236,499	2,047,953	2,027,108	2,066,428
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	10,026	10,396	10,410	10,412	10,222	10,601	10,810	11,015	11,453	11,466	11,584		11,747	11,820	12,063	12,100	12,350	12,638	13,026	13,170	13,924	13,411	13,070	13,121	13,437	13,519	14,022	14,479	14,562	13,566	13,843	12,593	13,602	14,039	14,312	14,891	13,945	14,928	15,142	14,902	15,181	15,510	16,073	16,558	16,552	15,189	13,313	15,020	15,735	16,048	16,953	18,171	17,481	17,016	18,879	19,604	19,407	19,942	20,815	21,926	22,079	22,594	23,131	23,835	22,726	24,318	24,150	25,232	23,926	23,210	24,072	21,973	22,013	20,196	22,058	21,158	19,210	20,765	21,925	20,662	21,961	21,425	22,211	22,558	22,656	24,153	24,929	24,532	23,362	22,871	24,960	26,094	26,532	27,949	28,848	27,670	29,042	30,084	30,450	31,189	31,855	31,566	33,419	32,622	33,531	33,093	31,229	31,017	32,969	34,646	35,424	36,142	37,461	38,338	38,432	38,455	39,013	38,716	36,789	40,649	42,788
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	10,026	10,396	10,410	10,412	10,222	10,601	10,810	11,015	11,453	11,466	11,584		11,747	11,820	12,063	12,100	12,350	12,638	13,026	13,170	13,924	13,411	13,070	13,121	13,437	13,519	14,022	14,479	14,562	13,566	13,843	12,593	13,602	14,039	14,312	14,891	13,945	14,928	15,142	14,902	15,181	15,510	16,073	16,558	16,552	15,189	13,313	15,020	15,735	16,048	16,953	18,171	17,481	17,016	18,879	19,604	19,407	19,942	20,815	21,926	22,079	22,594	23,131	23,835	22,726	24,318	24,150	25,232	23,926	23,210	24,072	21,973	22,013	20,196	22,058	21,158	19,210	20,765	21,925	20,662	21,961	21,425	22,211	22,558	22,656	24,153	24,929	24,532	23,362	22,871	24,960	26,094	26,532	27,949	28,848	27,670	29,042	30,084	30,450	31,189	31,855	31,566	33,419	32,622	33,531	33,093	31,229	31,017	32,969	34,646	35,424	36,142	37,461	38,338	38,432	38,455	39,013	38,716	36,789	40,649	42,788
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	10,026	10,396	10,410	10,412	10,222	10,601	10,810	11,015	11,453	11,466	11,584		11,747	11,820	12,063	12,100	12,350	12,638	13,026	13,170	13,924	13,411	13,070	13,121	13,437	13,519	14,022	14,479	14,562	13,566	13,843	12,593	13,602	14,039	14,312	14,891	13,945	14,928	15,142	14,902	15,181	15,510	16,073	16,558	16,552	15,189	13,313	15,020	15,735	16,048	16,953	18,171	17,481	17,016	18,879	19,604	19,407	19,942	20,815	21,926	22,079	22,594	23,131	23,835	22,726	24,318	24,150	25,232	23,926	23,210	24,072	21,973	22,013	20,196	22,058	21,158	19,210	20,765	21,925	20,662	21,961	21,425	22,211	22,558	22,656	24,153	24,929	24,532	23,362	22,871	24,960	26,094	26,532	27,949	28,848	27,670	29,042	30,084	30,450	31,189	31,855	31,566	33,419	32,622	33,531	33,093	31,229	31,017	32,969	34,646	35,424	36,142	37,461	38,338	38,432	38,455	39,013	38,716	36,789	40,649	42,788
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	1,000,000	1,002,591	1,039,555	1,041,015	1,041,212	1,022,219	1,060,077	1,081,031	1,101,534	1,145,271	1,146,607	1,158,383		1,174,685	1,182,017	1,206,322	1,210,015	1,234,975	1,263,794	1,302,554	1,317,037	1,392,443	1,341,122	1,307,040	1,312,055	1,343,652	1,351,922	1,402,232	1,447,924	1,456,165	1,356,636	1,384,282	1,259,294	1,360,209	1,403,883	1,431,163	1,489,110	1,394,480	1,492,758	1,514,212	1,490,226	1,518,109	1,550,991	1,607,290	1,655,801	1,655,152	1,518,901	1,331,297	1,501,961	1,573,496	1,604,788	1,695,274	1,817,131	1,748,086	1,701,598	1,887,862	1,960,447	1,940,655	1,994,168	2,081,504	2,192,591	2,207,905	2,259,448	2,313,121	2,383,453	2,272,599	2,431,821	2,414,971	2,523,201	2,392,633	2,320,994	2,407,171	2,197,261	2,201,292	2,019,589	2,205,804	2,115,847	1,920,980	2,076,505	2,192,548	2,066,225	2,196,054	2,142,473	2,221,132	2,255,800	2,265,605	2,415,305	2,492,897	2,453,206	2,336,242	2,287,119	2,495,991	2,609,385	2,653,234	2,794,905	2,884,830	2,767,000	2,904,201	3,008,410	3,045,030	3,118,892	3,185,503	3,156,615	3,341,912	3,262,247	3,353,092	3,309,340	3,122,878	3,101,702	3,296,938	3,464,596	3,542,352	3,614,161	3,746,078	3,833,787	3,843,184	3,845,537	3,901,298	3,871,649	3,678,860	4,064,870	4,278,815
DWS Index: MSCI World Health Care Index
Account Value [Line Items]
Accumulated Value	10,000	10,080	10,538	10,100	10,087	9,391	9,399	9,547	9,755	10,320	10,353	10,548		10,778	11,070	11,079	11,188	11,338	11,191	11,445	11,437	12,078	11,537	11,297	11,404	11,458	11,611	12,324	12,688	12,945	12,094	12,753	11,725	12,328	12,571	12,679	12,352	12,056	12,869	12,726	12,722	12,709	13,343	13,974	14,450	14,244	13,271	12,791	14,276	14,852	14,653	15,254	15,568	15,354	14,605	15,912	16,403	16,578	16,127	16,522	17,153	17,505	18,030	18,701	19,220	18,212	18,981	18,303	19,652	18,200	18,118	18,991	18,111	18,201	17,623	18,199	17,102	16,429	17,809	18,810	18,588	18,467	17,714	18,290	18,930	18,155	18,733	18,975	18,829	18,216	17,467	18,469	19,286	19,804	20,250	20,727	19,908	20,439	20,826	21,507	22,689	22,012	20,951	20,768	19,504	20,751	20,985	20,498	20,110	19,379	19,660	19,076	20,057	20,251	20,879	22,575	22,396	22,642	23,296	21,366	21,315	21,723
DWS Index: MSCI World Health Care Index
Account Value [Line Items]
Accumulated Value	10,000	10,080	10,538	10,100	10,087	9,391	9,399	9,547	9,755	10,320	10,353	10,548		10,778	11,070	11,079	11,188	11,338	11,191	11,445	11,437	12,078	11,537	11,297	11,404	11,458	11,611	12,324	12,688	12,945	12,094	12,753	11,725	12,328	12,571	12,679	12,352	12,056	12,869	12,726	12,722	12,709	13,343	13,974	14,450	14,244	13,271	12,791	14,276	14,852	14,653	15,254	15,568	15,354	14,605	15,912	16,403	16,578	16,127	16,522	17,153	17,505	18,030	18,701	19,220	18,212	18,981	18,303	19,652	18,200	18,118	18,991	18,111	18,201	17,623	18,199	17,102	16,429	17,809	18,810	18,588	18,467	17,714	18,290	18,930	18,155	18,733	18,975	18,829	18,216	17,467	18,469	19,286	19,804	20,250	20,727	19,908	20,439	20,826	21,507	22,689	22,012	20,951	20,768	19,504	20,751	20,985	20,498	20,110	19,379	19,660	19,076	20,057	20,251	20,879	22,575	22,396	22,642	23,296	21,366	21,315	21,723
DWS Index: MSCI World Health Care Index
Account Value [Line Items]
Accumulated Value	10,000	10,080	10,538	10,100	10,087	9,391	9,399	9,547	9,755	10,320	10,353	10,548		10,778	11,070	11,079	11,188	11,338	11,191	11,445	11,437	12,078	11,537	11,297	11,404	11,458	11,611	12,324	12,688	12,945	12,094	12,753	11,725	12,328	12,571	12,679	12,352	12,056	12,869	12,726	12,722	12,709	13,343	13,974	14,450	14,244	13,271	12,791	14,276	14,852	14,653	15,254	15,568	15,354	14,605	15,912	16,403	16,578	16,127	16,522	17,153	17,505	18,030	18,701	19,220	18,212	18,981	18,303	19,652	18,200	18,118	18,991	18,111	18,201	17,623	18,199	17,102	16,429	17,809	18,810	18,588	18,467	17,714	18,290	18,930	18,155	18,733	18,975	18,829	18,216	17,467	18,469	19,286	19,804	20,250	20,727	19,908	20,439	20,826	21,507	22,689	22,012	20,951	20,768	19,504	20,751	20,985	20,498	20,110	19,379	19,660	19,076	20,057	20,251	20,879	22,575	22,396	22,642	23,296	21,366	21,315	21,723
DWS Index: MSCI World Health Care Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 1,007,957	$ 1,053,806	$ 1,010,022	$ 1,008,691	$ 939,066	$ 939,905	$ 954,677	$ 975,545	$ 1,031,959	$ 1,035,251	$ 1,054,802		$ 1,077,803	$ 1,107,045	$ 1,107,872	$ 1,118,787	$ 1,133,826	$ 1,119,147	$ 1,144,453	$ 1,143,705	$ 1,207,803	$ 1,153,654	$ 1,129,654	$ 1,140,440	$ 1,145,831	$ 1,161,069	$ 1,232,393	$ 1,268,831	$ 1,294,544	$ 1,209,422	$ 1,275,334	$ 1,172,453	$ 1,232,813	$ 1,257,144	$ 1,267,855	$ 1,235,171	$ 1,205,583	$ 1,286,912	$ 1,272,598	$ 1,272,217	$ 1,270,882	$ 1,334,329	$ 1,397,381	$ 1,444,976	$ 1,424,441	$ 1,327,076	$ 1,279,135	$ 1,427,610	$ 1,485,213	$ 1,465,344	$ 1,525,447	$ 1,556,803	$ 1,535,377	$ 1,460,471	$ 1,591,188	$ 1,640,321	$ 1,657,789	$ 1,612,704	$ 1,652,188	$ 1,715,262	$ 1,750,540	$ 1,802,993	$ 1,870,083	$ 1,921,963	$ 1,821,223	$ 1,898,105	$ 1,830,345	$ 1,965,160	$ 1,819,961	$ 1,811,836	$ 1,899,096	$ 1,811,130	$ 1,820,059	$ 1,762,323	$ 1,819,854	$ 1,710,232	$ 1,642,888	$ 1,780,945	$ 1,881,041	$ 1,858,761	$ 1,846,732	$ 1,771,379	$ 1,829,015	$ 1,892,966	$ 1,815,451	$ 1,873,313	$ 1,897,491	$ 1,882,875	$ 1,821,637	$ 1,746,726	$ 1,846,883	$ 1,928,594	$ 1,980,399	$ 2,025,009	$ 2,072,679	$ 1,990,756	$ 2,043,927	$ 2,082,607	$ 2,150,708	$ 2,268,853	$ 2,201,220	$ 2,095,087	$ 2,076,795	$ 1,950,390	$ 2,075,126	$ 2,098,455	$ 2,049,795	$ 2,011,020	$ 1,937,922	$ 1,965,961	$ 1,907,573	$ 2,005,698	$ 2,025,064	$ 2,087,877	$ 2,257,529	$ 2,239,623	$ 2,264,153	$ 2,329,583	$ 2,136,580	$ 2,131,469	$ 2,172,287